Income taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Provision for income taxes:
Domestic (Israel)			$ 5
Foreign (U.S.)	20	39	166
Total current provision for income taxes	20	39	171
Previous years adjustments - foreign	(24)	(16)	50
Deferred tax benefit - foreign		5	(5)
Total provision for income tax	$ (4)	$ 28	$ 216